Earnings (Loss) per Share	12 Months Ended
Jan. 31, 2022
Earnings Per Share [Abstract]
Earnings (Loss) per Share
13.	Earnings (Loss) per Share
The Company computes basic earnings (loss) per share (“EPS”) by dividing net income or loss available to common stockholders by the weighted average number of common shares outstanding for the reporting period. Diluted EPS is computed similarly to basic net earnings per shares, except that it reflects the effect of potential shares that would be issued if stock option awards, Restricted Stock Units, Public and Private Warrants and preferred shares, to the extent issued, were converted into common stock, to the extent dilutive.
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders:

	Year ended
	2022	2021
Numerator: Net loss	$(242,647)	$(55,373)
Denominator: Basic and Diluted Weighted-average shares in computing net loss per share attributable to common stockholders	79,953	64,562

Net loss attributable to common stockholders — basic and diluted	$(3.03)	$(0.86)
Earnings per share calculations for the period prior to the Merger has been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the reverse recapitalization. Subsequent to the Transactions, earnings per share will be calculated based on the weighted average number of shares of common stock then outstanding.

Since the Company was in a net loss position for all periods presented, diluted net loss per share attributable to common stockholders will be the same as the basic net loss per share, as, in a net loss position, the inclusion of all potential common shares outstanding would be antidilutive.
The potential shares of common stock excluded from the computation of diluted net loss per share for the periods presented due to their antidilutive impacts are as follows:

	Year Ended January 31,
	2022	2021
Shares of common stock issuable from stock options	1,317	2,182
Total RSUs unvested pending settlement	10,638	15,712
Private Warrants	10	—
Public Warrants	8,596	—

Potential common shares excluded from diluted net loss per share	20,561	17,894
As of January 31, 2021 there were no Private or Public Warrants outstanding due to the fact that the Legacy LGL consolidated balance sheet was consolidated and combined with Legacy IronNet as of the effective date of the Merger. Legacy LGL Public and Private Warrants as of August 26, 2021 were 8,625 and 5,200, respectively.